Pensions - Change in the Value of Plan Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Balance, beginning of year	$ 7,374	$ 7,495
Expected return on plan assets	242	356	395
Actual return on plan assets	(542)	(604)
Employer contributions	655	406
Settlement	(60)	(87)
Foreign currency exchange rate changes	560	(192)
Net Plan Net Assets	8,229	7,374	7,495
Unfunded status at end of year	$ 4,057	$ 2,546